UNITED STATES SECURITIES AND EXCHANGE COMMISSION
					  washington, D.C.  20549
						Form 13F

					  Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:	December 31, 2003
						--------------

Check here if Amendment (_);  Amendment Number:
This Amendment (Check only one).:
(_) is a restatement.
(_) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Hartline Investment Corporation
				-------------------------------

Address:			20 North Wacker Drive, Suite 3820, Chicago, IL  60606
				-----------------------------------------------------

Form 13F File Number:		028-04984
				---------

The institutional investment investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requried items, statements, schedules, lists, and tables, are c onsidered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	William G. Hart
	---------------
Title:	President
	---------
Phone:	312-726-4278
	------------

Signature, Place and Date of Signing:

				Chicago, IL	February 13, 2004
				-----------	------------
___________________________	(City, State)	(Date)
(Signature)


Report Type  (Check only one):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).
( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s). ( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manater are reported in this report and a portion are reported by other reporting manager(s).


						Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		--

Form 13F Information Table Entry Total:		------

Form 13F Information Table Value Total:		------------


List of Other Included Managers:


 PAGE


FORM 13F INFORMATION TABLE


Hartline Investment Corp
FORM 13F
31-Dec-03

Hartline Investment Corp
FORM 13F
31-Dec-03

								Voting Authority
								--------------------------
	Title of 		Value	Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer	Class	CUSIP	(x$1000)	Prn Amt	Prn	Call	Dscretn	Mgrs.	Sole
------------------------------	----------------	---------	--------	--------	---	----	-------	------------	--------

ABBOTT LABORATORIES	COM	002824100	1056	22670	SH		Sole		22670
AFLAC INC	COM	001055102	10516	290665	SH		Sole		290665
ALLIED CAPITAL	COM	01903q108	344	12355	SH		Sole		12355
ALLIED PRODUCTS	COM	019411107	0	50000	SH		Sole		50000
ALLIED WASTE SER (CV) 6.25%	COM		2486	32500	SH		Sole		32500
AMERICAN EXPRESS	COM	025816109	4046	83890	SH		Sole		83890
AMERICAN INTL GROUP INC	COM	026874107	2986	45057	SH		Sole		45057
AMERISOURCE-BERGEN	COM	03073e105	421	7500	SH		Sole		7500
AMGEN	COM	031162100	3087	49944	SH		Sole		49944
AMPHENOL	COM	032095101	3621	56645	SH		Sole		56645
ANHEUSER-BUSCH COMPANIES INC	COM	035229103	379	7200	SH		Sole		7200
APACHE	COM	037411105	403	4972	SH		Sole		4972
APOLLO GROUP	COM	037604105	610	8965	SH		Sole		8965
BANK ONE CORP	COM	06423a103	1979	43398	SH		Sole		43398
BANKNORTH GROUP	COM	06646R107	4340	133400	SH		Sole		133400
BERKSHIRE HATHAWAY A	COM	084670108	80796	959	SH		Sole		959
BERKSHIRE HATHAWAY B	COM	084670207	5593	1987	SH		Sole		1987
BEST BUY	COM	086516101	339	6487	SH		Sole		6487
BLYTH INDUSTRIES	COM	09643P108	325	10086	SH		Sole		10086
BRINKER INTL INC	COM	109641100	1288	38840	SH		Sole		38840
BRITISH PETROLEUM	COM	055622104	3637	73705	SH		Sole		73705
CARDINAL HEALTH INC	COM	14149y108	6485	106032	SH		Sole		106032
CHARTER ONE FINANCIAL	COM	160903100	1356	39248	SH		Sole		39248
CHEVRONTEXACO	COM	166764100	263	3042	SH		Sole		3042
CHICOS FAS INCORPORATED COMMON	COM	168615102	582	15745	SH		Sole		15745
CHOICEPOINT	COM	170388102	4216	110697	SH		Sole		110697
CHURCH & DWIGHT	COM	171340102	927	23400	SH		Sole		23400
CINERGY	COM	172474108	505	13020	SH		Sole		13020
CINTAS CORP	COM	172908105	2979	59419	SH		Sole		59419
CISCO SYSTEMS INC	COM	17275r102	3752	154487	SH		Sole		154487
COCA COLA CO	COM	191216100	3394	66871	SH		Sole		66871
COMCAST CL A	COM	20030n101	2356	71854	SH		Sole		71854
CONSTELLATION BRAND CLASS A	COM	21036p108	5074	154095	SH		Sole		154095
COSTCO WHOLESALE CORP	COM	22160k105	4937	132780	SH		Sole		132780
DEVON ENERGY CORP.	COM	25179m103	603	10525	SH		Sole		10525
DEVRY	COM	251893103	274	10895	SH		Sole		10895
DISNEY COMPANY HOLDINGS (WALT)	COM	254687106	3699	158570	SH		Sole		158570
DONNELLEY R R & SONS CO	COM	257867101	211	7000	SH		Sole		7000
E M C CORPORATION	COM	268648102	2040	157868	SH		Sole		157868
E-DIGITAL	COM	26841Y103	10	19000	SH		Sole		19000
ESTEE LAUDER CO.	COM	518439104	3106	79105	SH		Sole		79105
EXXONMOBIL	COM	30231G102	4210	102689	SH		Sole		102689
FAIRCHILD SEMICONDUCTOR	COM	303726103	1498	60000	SH		Sole		60000
FASTENAL CORP	COM	311900104	1823	36495	SH		Sole		36495
FEDERAL HOME LOAN MORTG CORP	COM	313400301	5435	93200	SH		Sole		93200
FEDERAL NATIONAL MORTGAGE ASSO	COM	313586109	2442	32536	SH		Sole		32536
FIFTH THIRD BANCORP	COM	316773100	2912	49268	SH		Sole		49268
FONAR	COM	344437108	40	35000	SH		Sole		35000
FPL GROUP	COM	302571104	566	8651	SH		Sole		8651
GANNETT	COM	364730101	961	10776	SH		Sole		10776
GARTNER GROUP CLASS B	COM	366651206	3198	293900	SH		Sole		293900
GENERAL ELECTRIC	COM	369604103	4906	158356	SH		Sole		158356
GREENPOINT FINANCIAL CORP	COM	395384100	1182	33464	SH		Sole		33464
HALLIBURTON CO	COM	406216101	390	15000	SH		Sole		15000
HELMERICH & PAYNE	COM	423452101	2586	92595	SH		Sole		92595
HOME DEPOT INC	COM	437076102	391	11025	SH		Sole		11025
ILLINOIS TOOL WORKS INC	COM	452308109	9134	108849	SH		Sole		108849
INT'L BUSINESS MACHINES	COM	459200101	9925	107088	SH		Sole		107088
INTEL CORP	COM	458140100	5787	179731	SH		Sole		179731
INTERPUBLIC SER A (CV) 5.375%	COM		1663	29000	SH		Sole		29000
INTRADO	COM	46117A100	4461	203256	SH		Sole		203256
ISHARES NAS BIOT IDX	COM	464287556	3169	44042	SH		Sole		44042
JABIL CIRCUIT	COM	466313103	3252	114925	SH		Sole		114925
JACOBS ENGINEERING	COM	469814107	2223	46295	SH		Sole		46295
JOHN HANCOCK BANK & THRIFT FUN	COM	409735107	1083	104830	SH		Sole		104830
JOHNSON & JOHNSON	COM	478160104	678	13125	SH		Sole		13125
JOHNSON CONTROLS	COM	478366107	1775	15285	SH		Sole		15285
KINDER MORGAN INC	COM	49455P101	505	8540	SH		Sole		8540
L-3 COMMUNICATIONS	COM	502424104	857	16680	SH		Sole		16680
LA-Z-BOY	COM	505336107	35458	1690103	SH		Sole		1690103
LABORATORY CORP. OF AMERICA	COM	50540R409	227	6150	SH		Sole		6150
LOCKHEED-MARTIN CORP.	COM	539830109	385	7500	SH		Sole		7500
LOWE'S COMPANIES	COM	548661107	2121	38291	SH		Sole		38291
MAF BANCORP	COM	55261R108	1433	34212	SH		Sole		34212
MATTEL CORP	COM	577081102	2218	115100	SH		Sole		115100
MBT FINANCIAL	COM	578877102	371	22479	SH		Sole		22479
MEDTRONIC INC	COM	585055106	6689	137598	SH		Sole		137598
MERCK & CO INC	COM	589331107	225	4862	SH		Sole		4862
MICROSOFT CORP	COM	594918104	5834	211836	SH		Sole		211836
MMM (3M) COMPANY	COM	88579y101	1177	13841	SH		Sole		13841
MOORE WALLACE	COM	615857109	2635	140670	SH		Sole		140670
NORFOLK SOUTHERN	COM	655844108	2801	118425	SH		Sole		118425
NORTHERN TRUST CORP	COM	665859104	2024	43605	SH		Sole		43605
NORTHFIELD LABS INC.	COM	666135108	79	12000	SH		Sole		12000
O REILLY AUTOMOTIVE INC	COM	686091109	238	6205	SH		Sole		6205
OMNICOM GROUP INC.	COM	681919106	2995	34299	SH		Sole		34299
ORACLE CORP	COM	68389X105	3369	255200	SH		Sole		255200
PAYCHEX INC	COM	704326107	5571	149771	SH		Sole		149771
PENNEY J C INC	COM	708160106	2372	90240	SH		Sole		90240
PEPSICO INC	COM	713448108	399	8550	SH		Sole		8550
PFIZER	COM	717081103	2889	81772	SH		Sole		81772
PROCTER & GAMBLE CO	COM	742718109	442	4427	SH		Sole		4427
PROGRESSIVE	COM	743315103	325	3885	SH		Sole		3885
PROLOGIS TRUST	COM	743410102	2001	62350	SH		Sole		62350
RICHARDSON ELECTRONICS	COM	763165107	559	45500	SH		Sole		45500
ROBERT HALF INT'L	COM	770323103	1401	60025	SH		Sole		60025
RUSSELL MIDCAP 400 INDEX ISHAR	COM	464287499	339	5054	SH		Sole		5054
SCHERING-PLOUGH	COM	806605101	1689	97130	SH		Sole		97130
SERVICEMASTER	COM	817615107	575	49382	SH		Sole		49382
SIEBEL SYSTEMS	COM	826170102	510	36760	SH		Sole		36760
SOLECTRON CORP	COM	834182107	5788	979403	SH		Sole		979403
STERICYCLE	COM	858912108	7374	157905	SH		Sole		157905
STRYKER	COM	863667101	6554	77100	SH		Sole		77100
SUNGARD DATA SYSTEMS	COM	867363103	6174	222805	SH		Sole		222805
SYSCO	COM	871829107	1551	41670	SH		Sole		41670
TARGET CORP	COM	87612e106	6637	172850	SH		Sole		172850
THOMAS & BETTS	COM	884315102	1783	77900	SH		Sole		77900
TIFFANY & CO.	COM	886547108	4523	100060	SH		Sole		100060
TRIBUNE CO	COM	896047107	4865	94275	SH		Sole		94275
U.S. BANCORP	COM	902973106	472	15866	SH		Sole		15866
UNISYS	COM	909214108	3551	239100	SH		Sole		239100
UNITED HEALTH GROUP	COM	91324p102	2210	37980	SH		Sole		37980
VERIZON COMMUNICATIONS	COM	92343V104	205	5839	SH		Sole		5839
VERSUS TECHNOLOGY	COM	925313108	1	10000	SH		Sole		10000
VIACOM - CLASS B	COM	925524308	2724	61375	SH		Sole		61375
WALGREEN CO	COM	931422109	10189	280082	SH		Sole		280082
WALMART STORES	COM	931142103	12685	239114	SH		Sole		239114
WASHINGTON POST CL B	COM	939640108	3310	4183	SH		Sole		4183
WASTE MANAGEMENT	COM	94106L109	2639	89150	SH		Sole		89150
WELLS FARGO CORP	COM	949746101	887	15070	SH		Sole		15070
YELLOW ROADWAY	COM	985577105	2508	69350	SH		Sole		69350
ACORN FUND		53015P403	842	37328.371	SH		Sole		37328.371
FMA SMALL CAP COMPANY PORTFOLI		902555796	272	12590.848	SH		Sole		12590.848
MARATHON FUND			1544	1000	SH		Sole		1000
VANGUARD CAPITAL OPPORTUNITIES		922038302	317	12465.982	SH		Sole		12465.982
BEAR STERNS CO PFD 6.15% Tax F	PRD		291	5500	SH		Sole		5500
CICERO ILLINOIS SER A		171646KT8	16	15000	PRN		Sole		15000
REPORT SUMMARY 	127	DATA RECORDS	431337		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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